Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 — SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after December 31, 2025 up through the date when the unaudited condensed consolidated financial statements were issued. Other than the events disclosed elsewhere in the unaudited condensed consolidated financial statements and those disclosed above, there are no other subsequent event occurred that would require adjustment or disclosure in the Group’s unaudited condensed consolidated financial statements.